20. BORROWINGS (Details 3) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ARS ($)
Disclosure of detailed information about borrowings [line items]
Book value		$ 42,966	$ 25,972				$ 7,993
Corporate bonds 1
Disclosure of detailed information about borrowings [line items]
Instrument name		2022 CB
Company name		Edenor
Residual value					$ 172
Interest		Fixed
Rate		10%
Expiration		2022
Book value		$ 3,321
Corporate bonds 2
Disclosure of detailed information about borrowings [line items]
Instrument name		Class 4 CB
Company name		PAMPA
Residual value					34
Interest		Fixed
Rate		6%
Expiration		10/30/2020
Book value		$ 638
Corporate bonds 3
Disclosure of detailed information about borrowings [line items]
Instrument name		Class E CB
Company name		PAMPA
Residual value		$ 575
Interest		Variable
Rate		Badlar
Expiration		11/13/2020
Book value		$ 590
Corporate bonds 4
Disclosure of detailed information about borrowings [line items]
Instrument name		Class A CB
Company name		PAMPA
Residual value		$ 282
Interest		Variable
Rate		Badlar
Expiration		10/5/2018
Book value		$ 297
Corporate bonds 5
Disclosure of detailed information about borrowings [line items]
Instrument name		T Series CB
Company name	[1]	PAMPA
Residual value					500
Interest		Fixed
Rate		7%
Expiration		7/21/2023
Book value		$ 9,491
Corporate bonds 6
Disclosure of detailed information about borrowings [line items]
Instrument name		Class 1 CB
Company name	[2]	PAMPA
Residual value					750
Interest		Fixed
Rate		8%
Expiration		1/24/2027
Book value		$ 14,184
Corporate bonds 7
Disclosure of detailed information about borrowings [line items]
Instrument name			CB at Par	CB at Par
Company name			EASA	EASA
Residual value						$ 4
Amount repurchased				$ 2
Interest			Fixed	Fixed
Rate			5%	5%
Expiration			12/16/2017	12/16/2017
Book value			$ 27
Corporate bonds 8
Disclosure of detailed information about borrowings [line items]
Instrument name			Discount CB	Discount CB
Company name			EASA	EASA
Residual value						130
Amount repurchased				$ 130
Interest			Fixed	Fixed
Rate			9%	9%
Expiration			12/16/2021	12/16/2021
Book value			$ 0
Corporate bonds 9
Disclosure of detailed information about borrowings [line items]
Instrument name			2022 CB	2022 CB
Company name			Edenor	Edenor
Residual value						172
Amount repurchased				$ 0
Interest			Fixed	Fixed
Rate			10%	10%
Expiration			10/25/2022	10/25/2022
Book value			$ 2,823
Corporate bonds 10
Disclosure of detailed information about borrowings [line items]
Instrument name			2017 CB	2017 CB
Company name			Edenor	Edenor
Residual value						15
Amount repurchased				$ 15
Interest			Fixed	Fixed
Rate			11%	11%
Expiration			10/9/2017	10/9/2017
Book value			$ 0
Corporate bonds 11
Disclosure of detailed information about borrowings [line items]
Instrument name			Class 7 CB	Class 7 CB
Company name			CTG	CTG
Residual value			$ 173
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar + 3,5%	Badlar + 3,5%
Expiration			2/12/2018	2/12/2018
Book value			$ 179
Corporate bonds 12
Disclosure of detailed information about borrowings [line items]
Instrument name			Class 8 CB	Class 8 CB
Company name			CTG	CTG
Residual value						1
Amount repurchased				$ 0
Interest			Fixed	Fixed
Rate			7%	7%
Expiration			8/12/2020	8/12/2020
Book value			$ 22
Corporate bonds 13
Disclosure of detailed information about borrowings [line items]
Instrument name			Class 3 CB	Class 3 CB
Company name			CTLL	CTLL
Residual value			$ 51
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar + 5%	Badlar + 5%
Expiration			10/30/2017	10/30/2017
Book value			$ 53
Corporate bonds 14
Disclosure of detailed information about borrowings [line items]
Instrument name			Class 4 CB	Class 4 CB
Company name			CTLL	CTLL
Residual value						30
Amount repurchased				$ 0
Interest			Fixed	Fixed
Rate			6%	6%
Expiration			10/30/2020	10/30/2020
Book value			$ 543
Corporate bonds 15
Disclosure of detailed information about borrowings [line items]
Instrument name			Class C CB	Class C CB
Company name			CTLL	CTLL
Residual value			$ 258
Amount repurchased			$ 0
Interest			Fixed/Vble.	Fixed/Vble.
Rate			Badlar + 4,5% and 27,75%	Badlar + 4,5% and 27,75%
Expiration			5/6/2017	5/6/2017
Book value			$ 267
Corporate bonds 16
Disclosure of detailed information about borrowings [line items]
Instrument name			Class E CB	Class E CB
Company name			CTLL	CTLL
Residual value			$ 575
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar	Badlar
Expiration			11/13/2020	11/13/2020
Book value			$ 589
Corporate bonds 17
Disclosure of detailed information about borrowings [line items]
Instrument name			Class A CB	Class A CB
Company name			CTLL	CTLL
Residual value			$ 282
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar	Badlar
Expiration			10/5/2018	10/5/2018
Book value			$ 297
Corporate bonds 18
Disclosure of detailed information about borrowings [line items]
Instrument name			Class II CB	Class II CB
Company name			PEPASA	PEPASA
Residual value			$ 525
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar	Badlar
Expiration			6/6/2017	6/6/2017
Book value			$ 532
Corporate bonds 19
Disclosure of detailed information about borrowings [line items]
Instrument name			Class VII CB	Class VII CB
Company name			PEPASA	PEPASA
Residual value			$ 310
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar + 5%	Badlar + 5%
Expiration			8/3/2017	8/3/2017
Book value			$ 322
Corporate bonds 20
Disclosure of detailed information about borrowings [line items]
Instrument name			Class VIII CB	Class VIII CB
Company name			PEPASA	PEPASA
Residual value			$ 403
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar + 4%	Badlar + 4%
Expiration			6/22/2017	6/22/2017
Book value			$ 402
Corporate bonds 21
Disclosure of detailed information about borrowings [line items]
Instrument name			STV 14	STV 14
Company name			PEPASA	PEPASA
Residual value			$ 296
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badlar + 5,9%	Badlar + 5,9%
Expiration			4/14/2017	4/14/2017
Book value			$ 311
Corporate bonds 22
Disclosure of detailed information about borrowings [line items]
Instrument name			T Series CB	T Series CB
Company name	[1]		PAMPA	PAMPA
Residual value						500
Amount repurchased				$ 0
Interest			Fixed	Fixed
Rate			7%	7%
Expiration			7/21/2023	7/21/2023
Book value			$ 8,074
Regulatory 1
Disclosure of detailed information about borrowings [line items]
Instrument name		CAMMESA 2014 Agreement
Company name		PAMPA
Residual value		$ 855
Interest		Variable
Rate		CAMMESA
Expiration		On December 1, 2014, CTLL and CAMMESA signed a Financing and Assignment of Loan Agreement in order to finance the works of the 2014 Agreement Project (see Note 47.1). The financing will be canceled, at Pampa option, through a payment in cash or through offsetting with CAMMESA receivables of the Company and other subsidiaries, 36 months as from the month following the commercial commissioning of the last generating unit making up the Projects.
Book value		$ 1,572
Regulatory 2
Disclosure of detailed information about borrowings [line items]
Instrument name		CAMMESA Mapro
Company name		PAMPA
Residual value		$ 140
Interest		Variable
Rate		CAMMESA
Expiration		Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.
Book value		$ 193
Regulatory 3
Disclosure of detailed information about borrowings [line items]
Instrument name		CAMMESA Mapro
Company name		CPB
Residual value		$ 1,088
Interest		Variable
Rate		CAMMESA
Expiration		Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.
Book value		$ 1,633
Regulatory 4
Disclosure of detailed information about borrowings [line items]
Instrument name			CAMMESA 2014 Agreement	CAMMESA 2014 Agreement
Company name			CTLL	CTLL
Residual value			$ 736
Interest			Variable	Variable
Rate			CAMMESA	CAMMESA
Expiration			On December 1, 2014, CTLL and CAMMESA signed a Financing and Assignment of Loan Agreement in order to finance the works of the 2014 Agreement Project (see Note 47.1). The financing will be canceled, at Pampa option, through a payment in cash or through offsetting with CAMMESA receivables of the Company and other subsidiaries, 36 months as from the month following the commercial commissioning of the last generating unit making up the Projects.	On December 1, 2014, CTLL and CAMMESA signed a Financing and Assignment of Loan Agreement in order to finance the works of the 2014 Agreement Project (see Note 47.1). The financing will be canceled, at Pampa option, through a payment in cash or through offsetting with CAMMESA receivables of the Company and other subsidiaries, 36 months as from the month following the commercial commissioning of the last generating unit making up the Projects.
Book value			$ 1,154
Regulatory 5
Disclosure of detailed information about borrowings [line items]
Instrument name			CAMMESA Mapro	CAMMESA Mapro
Company name			CTLL	CTLL
Residual value			$ 337
Interest			Variable	Variable
Rate			CAMMESA	CAMMESA
Expiration			Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.	Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.
Book value			$ 102
Regulatory 6
Disclosure of detailed information about borrowings [line items]
Instrument name			CAMMESA Mapro	CAMMESA Mapro
Company name			CPB	CPB
Residual value			$ 1,211
Interest			Variable	Variable
Rate			CAMMESA	CAMMESA
Expiration			Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.	Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.
Book value			$ 1,199
Syndicated loans 1
Disclosure of detailed information about borrowings [line items]
Company name			PAMPA	PAMPA
Residual value			$ 993
Amount repurchased			$ 0
Interest			Fixed	Fixed
Rate			28%	28%
Expiration			7/26/2017	7/26/2017
Book value			$ 999
Syndicated loans 2
Disclosure of detailed information about borrowings [line items]
Company name			PAMPA	PAMPA
Residual value			$ 963
Amount repurchased			$ 0
Interest			Variable	Variable
Rate			Badcor + 3%	Badcor + 3%
Expiration			7/26/2017	7/26/2017
Book value			$ 970
Syndicated loans 3
Disclosure of detailed information about borrowings [line items]
Company name			PAMPA	PAMPA
Residual value						141
Amount repurchased				$ 0
Interest			Variable	Variable
Rate			Libor + 7%	Libor + 7%
Expiration			7/26/2017	7/26/2017
Book value			$ 2,236
Syndicated loans 4
Disclosure of detailed information about borrowings [line items]
Company name			PAMPA	PAMPA
Residual value			$ 142
Amount repurchased			$ 0
Interest			Fixed	Fixed
Rate			30%	30%
Expiration			2/26/2019	2/26/2019
Book value			$ 142
Financial loans 1
Disclosure of detailed information about borrowings [line items]
Company name		PAMPA
Residual value					352
Interest		Fixed
Rate		Between 2,9% and 7,5%
Expiration		Feb-2018 to May-2021
Book value		$ 6,628
Financial loans 2
Disclosure of detailed information about borrowings [line items]
Company name		PAMPA
Residual value					63
Interest		Variable
Rate		6% + Libor
Expiration		Sep-2018 to May-2024
Book value		$ 1,164
Financial loans 3
Disclosure of detailed information about borrowings [line items]
Company name		PAMPA
Residual value		$ 2,270
Interest		Fixed
Rate		Between 22% y 22,25%
Expiration		Aug-2018 to Oct-2019
Book value		$ 2,314
Financial loans 4
Disclosure of detailed information about borrowings [line items]
Company name		Edenor
Residual value					$ 50
Interest		Fixed
Rate		Libor + 4,27%
Expiration		10/11/2020
Book value		$ 941
Financial loans 5
Disclosure of detailed information about borrowings [line items]
Company name			PEPASA	PEPASA
Residual value						153
Amount repurchased				$ 0
Interest			Fixed	Fixed
Rate			Between 5% and 8%	Between 5% and 8%
Expiration			Aug-2017 to Feb-2018	Aug-2017 to Feb-2018
Book value		11,047	$ 2,436
Financial loans 6
Disclosure of detailed information about borrowings [line items]
Company name			PAMPA	PAMPA
Residual value						25
Amount repurchased				$ 0
Interest			Fixed	Fixed
Rate			Between 2,9% and 7,5%	Between 2,9% and 7,5%
Expiration			Apr-2017 to Dec-2017	Apr-2017 to Dec-2017
Book value			$ 398
Financial loans 7
Disclosure of detailed information about borrowings [line items]
Company name			CTLL	CTLL
Residual value						15
Amount repurchased				$ 0
Interest			Variable	Variable
Rate			Libor + 4,5%	Libor + 4,5%
Expiration			9/26/2018	9/26/2018
Book value			$ 239
Financial loans 8
Disclosure of detailed information about borrowings [line items]
Company name			CTLL	CTLL
Residual value						$ 19
Amount repurchased				$ 0
Interest			Fixed	Fixed
Rate			8%	8%
Expiration			6/30/2018	6/30/2018
Book value			$ 305
Financial loans 9
Disclosure of detailed information about borrowings [line items]
Company name			CTLL	CTLL
Residual value			$ 500
Amount repurchased			$ 0
Interest			Fixed	Fixed
Rate			20%	20%
Expiration			11/11/2017	11/11/2017
Book value			$ 505
Bank overdrafts
Disclosure of detailed information about borrowings [line items]
Company name			PAMPA	PAMPA
Residual value			$ 0
Amount repurchased			0
Book value			846
Corporate bonds
Disclosure of detailed information about borrowings [line items]
Book value		28,521	14,441
Regulatory
Disclosure of detailed information about borrowings [line items]
Book value		$ 3,398	2,455
Syndicated loans
Disclosure of detailed information about borrowings [line items]
Book value			4,347
Financial loans
Disclosure of detailed information about borrowings [line items]
Book value			$ 3,883

[1]	On July 14, 2016, Petrobras issued the Series T Notes, for a total amount of US $ 500 million, part of which was used to cancel the Series S in its entirety, thus fulfilling the previous condition for the closing of the acquisition of PPSL.
[2]	On January 24, 2017, the Company issued Class 1 Corporate Bonds for a face value of U$S 750 million with an issuance price of 99.136%. Funds derived from the issuance of these CBs will be destined to investing in physical assets located in Argentina; financing working capital in Argentina; refinancing liabilities and/or making capital contributions in controlled companies or affiliates to use funds for the above-mentioned purposes.